Quarterly Report
March 31, 2025
Elfun Trusts

Elfun Trusts
Quarterly Report
March 31, 2025

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.1% †
Application Software - 4.2%
Adobe, Inc. (a)	154,700	$59,332,091
Salesforce, Inc.	224,049	60,125,790
Synopsys, Inc. (a)	107,500	46,101,375
		165,559,256
Biotechnology - 1.4%
Vertex Pharmaceuticals, Inc. (a)	112,142	54,368,685
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	1,124,900	214,023,474
Construction Materials - 1.2%
Martin Marietta Materials, Inc.	103,100	49,295,203
Diversified Banks - 4.6%
Bank of America Corp.	1,800,200	75,122,346
JPMorgan Chase & Co.	438,821	107,642,791
		182,765,137
Electrical Components & Equipment - 3.6%
Eaton Corp. PLC	233,000	63,336,390
Emerson Electric Co.	711,800	78,041,752
		141,378,142
Environmental & Facilities Services - 1.5%
Waste Management, Inc.	261,200	60,470,412
Financial Exchanges & Data - 1.9%
S&P Global, Inc.	148,200	75,300,420
Healthcare Equipment - 3.4%
Abbott Laboratories	501,500	66,523,975
Becton Dickinson & Co.	307,100	70,344,326
		136,868,301
Home Improvement Retail - 2.1%
Home Depot, Inc.	222,700	81,617,323
Industrial Gases - 1.6%
Linde PLC	139,200	64,817,088
Industrial Machinery & Supplies & Components - 1.6%
Parker-Hannifin Corp.	106,500	64,736,025
Integrated Oil & Gas - 2.4%
Exxon Mobil Corp.	794,537	94,494,285
Interactive Media & Services - 9.6%
Alphabet, Inc., Class A	547,700	84,696,328
Alphabet, Inc., Class C	781,200	122,046,876
Meta Platforms, Inc., Class A	305,292	175,958,097
		382,701,301
Investment Banking & Brokerage - 1.1%
Goldman Sachs Group, Inc.	83,300	45,505,957
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	143,100	71,206,560
Multi-Utilities - 1.9%
CMS Energy Corp.	1,010,800	75,921,188
Oil & Gas Exploration & Production - 1.5%
ConocoPhillips	555,700	58,359,614
	Number of Shares	Fair Value
Passenger Ground Transportation - 1.6%
Uber Technologies, Inc. (a)	856,000	$62,368,160
Personal Care Products - 1.7%
Kenvue, Inc.	2,890,086	69,304,262
Pharmaceuticals - 5.9%
Eli Lilly & Co.	67,800	55,996,698
Johnson & Johnson	643,528	106,722,683
Merck & Co., Inc.	801,976	71,985,366
		234,704,747
Property & Casualty Insurance - 1.8%
Chubb Ltd.	243,100	73,413,769
Semiconductor Materials & Equipment - 1.3%
Applied Materials, Inc.	352,400	51,140,288
Semiconductors - 11.1%
Broadcom, Inc.	664,200	111,207,006
NVIDIA Corp.	2,724,700	295,302,986
ON Semiconductor Corp. (a)	845,400	34,399,326
		440,909,318
Systems Software - 8.9%
Microsoft Corp.	835,135	313,501,328
ServiceNow, Inc. (a)	47,900	38,135,106
		351,636,434
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	1,181,000	262,335,530
Telecom Tower REITs - 2.1%
American Tower Corp.	381,529	83,020,710
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	95,567	59,891,839
Transaction & Payment Processing Services - 3.5%
Mastercard, Inc., Class A	69,500	38,094,340
Visa, Inc., Class A	289,400	101,423,124
		139,517,464
Water Utilities - 1.3%
American Water Works Co., Inc.	336,600	49,655,232
Total Common Stock (Cost $1,794,105,186)		3,897,286,124
Short-Term Investments - 1.9%
State Street Institutional Treasury Money Market Fund - Premier Class 4.29% (b)(c)	40,066,355	40,066,355
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (b)(c)	35,870,533	35,870,533
Total Short-Term Investments (Cost $75,936,888)		75,936,888
Total Investments (Cost $1,870,042,074)		3,973,223,012
Liabilities in Excess of Other Assets, net - (0.0%*)*		(410,362)
NET ASSETS - 100.0%		$3,972,812,650

See Notes to Schedule of Investments.
Elfun Trusts	1

Elfun Trusts
Schedule of Investments
March 31, 2025 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,897,286,124	$—	$—	$3,897,286,124
Short-Term Investments	75,936,888	—	—	75,936,888
Total Investments in Securities	$3,973,223,012	$—	$—	$3,973,223,012

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	14,719,792	$14,719,792	$69,907,249	$44,560,686	$—	$—	40,066,355	$40,066,355	$331,943
State Street Institutional U.S. Government Money Market Fund - Class G Shares	10,885,408	10,885,408	69,545,810	44,560,685	—	—	35,870,533	35,870,533	293,676
TOTAL		$25,605,200	$139,453,059	$89,121,371	$—	$—		$75,936,888	$625,619
See Notes to Schedule of Investments.
2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2025 is disclosed in the Fund’s Schedule of Investments.
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